Comparative Figures	12 Months Ended
Dec. 31, 2011
Comparative Figures [Abstract]
COMPARATIVE FIGURES	25. COMPARATIVE FIGURES Certain of the comparative figures have been reclassified to conform to the current year’s method of presentation.